Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP, 401(K) Plan
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Part IV, Line 4a - Schedule of Delinquent Participant Contributions
WILLIAMS-SONOMA, INC. 401(K) PLAN
Form 5500, Schedule H, Part IV, Line 4a
Schedule of Delinquent Participant Contributions
For the Year Ended December 31, 2025

	Total that Constitute Nonexempt Prohibited Transactions
Participant Contributions Transferred Late to Plan	Contributions not corrected [1]	Contributions corrected outside VFCP	Contributions pending correction in VFCP	Total fully corrected under VFCP and PTE 2002-51
Check here if late participant loan repayments are included ☒
2025 participant contributions transferred late to the Plan	$2,602,701	$—	$—	$—
2024 participant contributions transferred late to the Plan	$2,328,107	$—	$—	$—
2023 participant contributions transferred late to the Plan	$—	$2,845,669	$—	$—

See accompanying report of Independent Registered Public Accounting Firm.

1Delinquent 2024 participant contributions transferred late to the Plan, including the deposit of lost earnings, were corrected in 2026.